Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Sep. 30, 2020 $ / shares shares	Sep. 30, 2020 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 £ / shares shares
Ordinary shares
Shareholders' equity:
Stock par value (usd/gbp per share) | $ / shares	$ 0.000042		$ 0.000042
Shares authorized (shares)	200,000,000	200,000,000	200,000,000	200,000,000
Shares issued (in shares)	52,298,876	52,298,876	44,983,006	44,983,006
Shares outstanding (shares)	52,298,876	52,298,876	44,983,006	44,983,006
Deferred shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00001		£ 0.00001
Shares authorized (shares)	34,425	34,425	34,425	34,425
Shares issued (in shares)	34,425	34,425	34,425	34,425
Shares outstanding (shares)	34,425	34,425	34,425	34,425
Deferred B Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.00099		£ 0.00099
Shares authorized (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Shares issued (in shares)	88,893,548	88,893,548	88,893,548	88,893,548
Shares outstanding (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C Shares
Shareholders' equity:
Stock par value (usd/gbp per share) | £ / shares		£ 0.000008		£ 0.000008
Shares authorized (shares)	1	1	1	1
Shares issued (in shares)	1	1	1	1
Shares outstanding (shares)	1	1	1	1